Nature of the Business	9 Months Ended
Sep. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of the Business	Nature of the Business
Autolus Therapeutics plc (the “Company”) is a biopharmaceutical company developing next-generation programmed T cell therapies for the treatment of cancer. Using its broad suite of proprietary and modular T cell programming technologies, the Company is engineering precisely targeted, controlled and highly active T cell therapies that are designed to better recognize cancer cells, break down their defense mechanisms and attack and kill these cells. The Company believes its programmed T cell therapies have the potential to be best-in-class and offer cancer patients substantial benefits over the existing standard of care, including the potential for cure in some patients.
The Company is subject to risks and uncertainties common to early-stage companies in the biotechnology industry, including, but not limited to, development by competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, compliance with government regulations and the ability to secure additional capital to fund operations. Product candidates currently under development will require significant additional research and development efforts, including preclinical and clinical testing and regulatory approval, prior to commercialization. These efforts require significant amounts of capital, adequate personnel and infrastructure and extensive compliance-reporting capabilities. Even if the Company’s product development efforts are successful, it is uncertain when, if ever, the Company will realize revenue from its product sales.
The Company has funded its operations primarily with proceeds from the sale of its equity securities and, more recently, from strategic financing arrangements and collaborations. The Company has incurred recurring losses since its inception, including net losses of $42.8 million and $34.0 million for the three months ended September 30, 2022 and 2021, respectively and $121.9 million and $100.4 million for the nine months ended September 30, 2022 and 2021, respectively. The Company had an accumulated deficit of $643.2 million and $521.3 million as of September 30, 2022 and December 31, 2021, respectively. The Company expects to continue to generate operating losses for the foreseeable future. As of the date these unaudited condensed consolidated financial statements are issued, the Company expects that its forecast cash will be sufficient to fund the Company’s operations for at least twelve months from the issuance date of these unaudited condensed consolidated financial statements and accordingly have been prepared on the going concern basis.
Management expects operating losses and negative cash flows to continue for the foreseeable future. In the absence of a significant source of recurring revenue, the Company's long-term success is dependent upon its ability to continue to raise additional funds in order to fund ongoing research and development (which could occur through debt or equity issuances, sales or partnerships of non-core assets, collaborations or licensing of core or non-core assets, or other transactions), adequately satisfy or renegotiate long-term debt obligations, obtain regulatory approval of its therapeutic product candidates, successfully commercialize its therapeutic product candidates, generate revenue, meet its obligations and, ultimately, attain profitable operations. If the Company receives regulatory approval for any of its product candidates, the Company expect to incur significant commercialization expenses related to product manufacturing, sales, marketing, and distribution, depending on where it chooses to commercialize. It may also require additional capital to pursue in-licenses or acquisitions of other product candidates. The Company’s inability to raise additional capital as and when needed could have a negative impact on its financial condition and ability to pursue its business strategies. There can be no assurances, however, that the Company's current operating plans will be achieved or that the Company can obtain additional funding on terms acceptable to the Company, or at all.
Impact of COVID-19 Pandemic
While the Company has not experienced any significant financial impact to date as a result of the ongoing coronavirus 2019 (“COVID-19”) pandemic, the overall disruption caused by the COVID-19 pandemic on global healthcare systems, and the other risks and uncertainties associated with the pandemic, could cause its business, financial condition, results of operations and growth prospects to be materially adversely affected.
The Company implemented a COVID-19 surveillance testing program available to Company staff who work on-site at the Company’s U.K. facilities to minimize the spread of COVID-19 pandemic within the Company. The Company continues to track COVID-19 developments in Europe and the United States closely for their potential impact on the Company’s clinical trial sites, contract research organizations, logistics and supply chain to ensure it can continue to maintain clinical trial conduct and data integrity. As the patients in the Company’s clinical trials are severely immune suppressed as a consequence of their underlying disease and the treatment they receive in the trials, the Company is also monitoring other transmissible infectious diseases, including influenza.
The Company is not aware of any specific event or circumstance that has impacted on its operations in a manner which would require the Company to update its estimates, judgments or revise the carrying value of its assets or liabilities during the three months and nine months ended September 30, 2022. However, these estimates may change, as new events occur and additional information is obtained, relating to the COVID-19 pandemic or otherwise. Changes in estimates would be recognized in the unaudited condensed consolidated financial statements as soon as they become known.